Distribution Date:	09/17/21	BANK 2019-BNK19
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2019-BNK19

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.

Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com

Certificate Interest Reconciliation Detail	4		375 Park Avenue,2nd Floor | New York, NY 10152
		General Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Kathleen Luzik	(703) 302-1902
Mortgage Loan Detail (Part 1)	13-15		2011 Crystal Drive,Suite 800 | Arlington, VA 22202
Mortgage Loan Detail (Part 2)	16-18	General Special Servicer	LNR Partners, LLC

Principal Prepayment Detail	19		Job Warshaw	(305) 695-5600

Historical Detail	20		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139

Delinquency Loan Detail	21	Asset Representations	Park Bridge Lender Services LLC
		Reviewer & Operating
Collateral Stratification and Historical Detail	22	Advisor

Specially Serviced Loan Detail - Part 1	23		David Rodgers	(212) 230-9025
			600 Third Avenue,40th Floor | New York, NY 10016
Specially Serviced Loan Detail - Part 2	24
		Certificate Administrator	Wells Fargo Bank, N.A.
Modified Loan Detail	25
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Historical Liquidated Loan Detail	26				trustadministrationgroup@wellsfargo.com

Historical Bond / Collateral Loss Reconciliation Detail	27		9062 Old Annapolis Road, | Columbia, MD 21045

Interest Shortfall Detail - Collateral Level	28	Trustee	Wilmington Trust, National Association
			General Contact	(302) 636-4140
Supplemental Notes	29
			1100 North Market St., | Wilmington, DE 19890

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	06540WBA0	2.263000%	25,345,000.00	17,239,720.89	393,149.65	32,511.24	0.00	0.00	425,660.89	16,846,571.24	30.21%	30.00%
A-SB	06540WBB8	3.071000%	44,620,000.00	44,620,000.00	0.00	114,190.02	0.00	0.00	114,190.02	44,620,000.00	30.21%	30.00%
A-2	06540WBC6	2.926000%	273,000,000.00	273,000,000.00	0.00	665,665.00	0.00	0.00	665,665.00	273,000,000.00	30.21%	30.00%
A-3	06540WBD4	3.183000%	523,177,000.00	523,177,000.00	0.00	1,387,726.99	0.00	0.00	1,387,726.99	523,177,000.00	30.21%	30.00%
A-S	06540WBE2	3.446000%	153,122,000.00	153,122,000.00	0.00	439,715.34	0.00	0.00	439,715.34	153,122,000.00	17.75%	17.63%
B	06540WBF9	3.647000%	49,494,000.00	49,494,000.00	0.00	150,420.51	0.00	0.00	150,420.51	49,494,000.00	13.72%	13.63%
C	06540WBG7	4.166962%	46,400,000.00	46,400,000.00	0.00	161,122.54	0.00	0.00	161,122.54	46,400,000.00	9.94%	9.88%
D	06540WAJ2	3.000000%	27,840,000.00	27,840,000.00	0.00	69,600.00	0.00	0.00	69,600.00	27,840,000.00	7.68%	7.63%
E	06540WAL7	3.000000%	23,201,000.00	23,201,000.00	0.00	58,002.50	0.00	0.00	58,002.50	23,201,000.00	5.79%	5.75%
F	06540WAN3	3.000000%	13,920,000.00	13,920,000.00	0.00	34,800.00	0.00	0.00	34,800.00	13,920,000.00	4.66%	4.63%
G	06540WAQ6	3.000000%	12,373,000.00	12,373,000.00	0.00	30,932.50	0.00	0.00	30,932.50	12,373,000.00	3.65%	3.63%
H	06540WAS2	3.000000%	12,374,000.00	12,374,000.00	0.00	30,935.00	0.00	0.00	30,935.00	12,374,000.00	2.64%	2.63%
J*	06540WAU7	3.000000%	32,480,575.00	32,480,575.00	0.00	62,552.21	0.00	0.00	62,552.21	32,480,575.00	0.00%	0.00%
R	06540WAY9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR	BCC2KMYY4	4.166962%	65,123,504.00	64,696,910.36	20,692.09	223,676.45	0.00	0.00	244,368.54	64,676,218.27	0.00%	0.00%
Interest
Regular SubTotal			1,302,470,079.00	1,293,938,206.25	413,841.74	3,461,850.30	0.00	0.00	3,875,692.04	1,293,524,364.51

Notional Certificates
X-A	06540WBH5	1.090040%	866,142,000.00	858,036,720.90	0.00	779,412.27	0.00	0.00	779,412.27	857,643,571.24
X-B	06540WBJ1	0.546672%	249,016,000.00	249,016,000.00	0.00	113,441.83	0.00	0.00	113,441.83	249,016,000.00
X-D	06540WAA1	1.166962%	51,041,000.00	51,041,000.00	0.00	49,635.77	0.00	0.00	49,635.77	51,041,000.00
X-FG	06540WAC7	1.166962%	26,293,000.00	26,293,000.00	0.00	25,569.12	0.00	0.00	25,569.12	26,293,000.00
X-H	06540WAE3	1.166962%	12,374,000.00	12,374,000.00	0.00	12,033.33	0.00	0.00	12,033.33	12,374,000.00
X-J	06540WAG8	1.166962%	32,480,575.00	32,480,575.00	0.00	31,586.34	0.00	0.00	31,586.34	32,480,575.00
Notional SubTotal			1,237,346,575.00	1,229,241,295.90	0.00	1,011,678.66	0.00	0.00	1,011,678.66	1,228,848,146.24

Deal Distribution Total					413,841.74	4,473,528.96	0.00	0.00	4,887,370.70

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06540WBA0	680.20204735	15.51192148	1.28274768	0.00000000	0.00000000	0.00000000	0.00000000	16.79466917	664.69012586
A-SB	06540WBB8	1,000.00000000	0.00000000	2.55916674	0.00000000	0.00000000	0.00000000	0.00000000	2.55916674	1,000.00000000
A-2	06540WBC6	1,000.00000000	0.00000000	2.43833333	0.00000000	0.00000000	0.00000000	0.00000000	2.43833333	1,000.00000000
A-3	06540WBD4	1,000.00000000	0.00000000	2.65250000	0.00000000	0.00000000	0.00000000	0.00000000	2.65250000	1,000.00000000
A-S	06540WBE2	1,000.00000000	0.00000000	2.87166664	0.00000000	0.00000000	0.00000000	0.00000000	2.87166664	1,000.00000000
B	06540WBF9	1,000.00000000	0.00000000	3.03916657	0.00000000	0.00000000	0.00000000	0.00000000	3.03916657	1,000.00000000
C	06540WBG7	1,000.00000000	0.00000000	3.47246853	0.00000000	0.00000000	0.00000000	0.00000000	3.47246853	1,000.00000000
D	06540WAJ2	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	06540WAL7	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	06540WAN3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
G	06540WAQ6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
H	06540WAS2	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
J	06540WAU7	1,000.00000000	0.00000000	1.92583444	0.57416564	10.51530954	0.00000000	0.00000000	1.92583444	1,000.00000000
R	06540WAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2KMYY4	993.44946734	0.31773613	3.43465011	0.01507198	0.27796477	0.00000000	0.00000000	3.75238624	993.13173121

Notional Certificates
X-A	06540WBH5	990.64208975	0.00000000	0.89986662	0.00000000	0.00000000	0.00000000	0.00000000	0.89986662	990.18818074
X-B	06540WBJ1	1,000.00000000	0.00000000	0.45556041	0.00000000	0.00000000	0.00000000	0.00000000	0.45556041	1,000.00000000
X-D	06540WAA1	1,000.00000000	0.00000000	0.97246860	0.00000000	0.00000000	0.00000000	0.00000000	0.97246860	1,000.00000000
X-FG	06540WAC7	1,000.00000000	0.00000000	0.97246872	0.00000000	0.00000000	0.00000000	0.00000000	0.97246872	1,000.00000000
X-H	06540WAE3	1,000.00000000	0.00000000	0.97246889	0.00000000	0.00000000	0.00000000	0.00000000	0.97246889	1,000.00000000
X-J	06540WAG8	1,000.00000000	0.00000000	0.97246862	0.00000000	0.00000000	0.00000000	0.00000000	0.97246862	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/21 - 08/30/21	30	0.00	32,511.24	0.00	32,511.24	0.00	0.00	0.00	32,511.24	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	114,190.02	0.00	114,190.02	0.00	0.00	0.00	114,190.02	0.00
A-2	08/01/21 - 08/30/21	30	0.00	665,665.00	0.00	665,665.00	0.00	0.00	0.00	665,665.00	0.00
A-3	08/01/21 - 08/30/21	30	0.00	1,387,726.99	0.00	1,387,726.99	0.00	0.00	0.00	1,387,726.99	0.00
X-A	08/01/21 - 08/30/21	30	0.00	779,412.27	0.00	779,412.27	0.00	0.00	0.00	779,412.27	0.00
X-B	08/01/21 - 08/30/21	30	0.00	113,441.83	0.00	113,441.83	0.00	0.00	0.00	113,441.83	0.00
X-D	08/01/21 - 08/30/21	30	0.00	49,635.77	0.00	49,635.77	0.00	0.00	0.00	49,635.77	0.00
X-FG	08/01/21 - 08/30/21	30	0.00	25,569.12	0.00	25,569.12	0.00	0.00	0.00	25,569.12	0.00
X-H	08/01/21 - 08/30/21	30	0.00	12,033.33	0.00	12,033.33	0.00	0.00	0.00	12,033.33	0.00
X-J	08/01/21 - 08/30/21	30	0.00	31,586.34	0.00	31,586.34	0.00	0.00	0.00	31,586.34	0.00
A-S	08/01/21 - 08/30/21	30	0.00	439,715.34	0.00	439,715.34	0.00	0.00	0.00	439,715.34	0.00
B	08/01/21 - 08/30/21	30	0.00	150,420.51	0.00	150,420.51	0.00	0.00	0.00	150,420.51	0.00
C	08/01/21 - 08/30/21	30	0.00	161,122.54	0.00	161,122.54	0.00	0.00	0.00	161,122.54	0.00
D	08/01/21 - 08/30/21	30	0.00	69,600.00	0.00	69,600.00	0.00	0.00	0.00	69,600.00	0.00
E	08/01/21 - 08/30/21	30	0.00	58,002.50	0.00	58,002.50	0.00	0.00	0.00	58,002.50	0.00
F	08/01/21 - 08/30/21	30	0.00	34,800.00	0.00	34,800.00	0.00	0.00	0.00	34,800.00	0.00
G	08/01/21 - 08/30/21	30	0.00	30,932.50	0.00	30,932.50	0.00	0.00	0.00	30,932.50	0.00
H	08/01/21 - 08/30/21	30	0.00	30,935.00	0.00	30,935.00	0.00	0.00	0.00	30,935.00	0.00
J	08/01/21 - 08/30/21	30	322,088.85	81,201.44	0.00	81,201.44	18,649.23	0.00	0.00	62,552.21	341,543.30
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
RR Interest	08/01/21 - 08/30/21	30	17,061.26	224,657.99	0.00	224,657.99	981.54	0.00	0.00	223,676.45	18,102.04
Totals			339,150.11	4,493,159.73	0.00	4,493,159.73	19,630.77	0.00	0.00	4,473,528.96	359,645.34

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

Additional Information
Available Funds Summary
Total Available Distribution Amount (1)	4,887,370.70
VRR Available Funds
Non-VRR Available Funds
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,515,255.90	Master Servicing Fee	13,048.69
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,949.66
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	557.11
ARD Interest	0.00	Operating Advisor Fee	2,039.03
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	211.70
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,515,255.90	Total Fees	22,096.19

Principal		Expenses/Reimbursements
Scheduled Principal	413,841.74	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	3,068.74
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	16,562.03
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	413,841.74	Total Expenses/Reimbursements	19,630.77

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,473,528.96
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	413,841.74
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,887,370.70
Total Funds Collected	4,929,097.64	Total Funds Distributed	4,929,097.66

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,293,938,207.12	1,293,938,207.12	Beginning Certificate Balance	1,293,938,206.25
(-) Scheduled Principal Collections	413,841.74	413,841.74	(-) Principal Distributions	413,841.74
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,293,524,365.38	1,293,524,365.38	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,294,846,678.04	1,294,846,678.04	Ending Certificate Balance	1,293,524,364.51
Ending Actual Collateral Balance	1,294,597,149.48	1,294,597,149.48

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.87)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.87)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.17
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	7	11,201,405.66	0.87%	94	4.3583	1.433078	1.50 or less	29	311,511,682.89	24.08%	93	4.1858	1.096180
2,000,001 to 3,000,000	9	22,317,157.07	1.73%	94	4.0494	1.610325	1.51 to 1.75	7	147,285,431.39	11.39%	94	3.8863	1.609418
3,000,001 to 4,000,000	8	28,831,737.39	2.23%	94	3.9983	1.548371	1.76 to 2.00	8	144,495,499.19	11.17%	93	4.1804	1.859858
4,000,001 to 5,000,000	3	14,328,938.26	1.11%	94	4.4254	1.916022	2.01 to 2.25	12	195,401,502.17	15.11%	93	4.2411	2.130260
5,000,001 to 6,000,000	4	22,630,775.33	1.75%	94	3.8605	0.913161	2.26 to 2.50	6	154,430,325.68	11.94%	94	3.8281	2.419241
6,000,001 to 7,000,000	4	25,641,466.83	1.98%	94	4.2050	1.839279	2.51 to 2.75	7	112,886,539.84	8.73%	93	4.3945	2.691486
7,000,001 to 8,000,000	5	36,945,882.92	2.86%	93	4.3151	1.939629	2.76 to 3.00	1	30,000,000.00	2.32%	92	3.7000	2.869300
8,000,001 to 9,000,000	5	41,862,225.60	3.24%	93	3.8071	2.894919	3.01 or greater	11	185,493,382.74	14.34%	93	3.6705	3.590598
9,000,001 to 10,000,000	3	29,246,436.37	2.26%	94	4.2042	2.291212	Totals	82	1,293,524,365.38	100.00%	93	4.0523	2.095984
10,000,001 to 15,000,000	8	101,131,160.00	7.82%	94	4.1343	1.796867
15,000,001 to 20,000,000	6	109,714,741.75	8.48%	93	4.0045	2.650821
20,000,001 to 30,000,000	6	156,211,744.70	12.08%	93	3.8231	2.570017
30,000,001 to 50,000,000	10	450,360,693.50	34.82%	93	4.1855	1.847902
50,000,001 to 70,000,000	3	171,100,000.00	13.23%	93	3.9369	2.483472
70,000,001 or greater	1	72,000,000.00	5.57%	94	3.8000	1.781500
Totals	82	1,293,524,365.38	100.00%	93	4.0523	2.095984
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alaska	1	7,125,000.00	0.55%	93	4.7200	2.628000
							Industrial	4	40,317,891.48	3.12%	94	4.3189	2.465572
Arizona	1	4,654,874.02	0.36%	93	4.5600	1.696100
							Lodging	7	138,388,835.08	10.70%	94	4.0435	1.883416
Arkansas	1	15,044,741.75	1.16%	94	4.6500	1.939900
							Mixed Use	3	25,515,000.00	1.97%	94	4.0830	2.562059
California	10	328,520,494.70	25.40%	93	4.0604	2.332827
							Mobile Home Park	3	3,555,403.15	0.27%	94	4.2707	2.875079
Colorado	2	11,227,225.60	0.87%	93	4.7609	2.566645
							Multi-Family	27	116,266,733.88	8.99%	93	3.8923	1.176214
Connecticut	1	47,586,000.00	3.68%	93	4.3900	2.688800
							Office	14	666,393,994.70	51.52%	93	3.9508	2.284770
Florida	4	135,068,740.76	10.44%	93	4.6254	1.749230
							Other	1	1,900,000.00	0.15%	93	4.8900	1.482100
Georgia	1	15,000,000.00	1.16%	94	4.1800	1.672200
							Retail	17	301,186,507.09	23.28%	93	4.2964	1.721503
Illinois	1	6,919,250.00	0.53%	94	4.6400	2.728700
							Totals	76	1,293,524,365.38	100.00%	93	4.0523	2.095984
Indiana	1	3,802,500.00	0.29%	94	4.1500	2.129800

Louisiana	1	7,400,604.28	0.57%	94	4.7500	1.865400

Minnesota	1	12,020,001.48	0.93%	94	4.4500	1.509500

Mississippi	1	3,565,000.00	0.28%	94	4.5000	1.995300

Missouri	1	21,206,250.00	1.64%	93	4.1300	1.568300

Nevada	1	100,000,000.00	7.73%	94	3.7408	1.662300

New Jersey	2	125,600,000.00	9.71%	94	3.9494	1.969697

New York	29	274,384,508.28	21.21%	93	3.5986	1.775194

North Carolina	5	35,659,344.15	2.76%	94	4.2209	2.622818

Ohio	1	1,775,000.00	0.14%	93	4.6200	1.939000

Pennsylvania	2	82,775,351.01	6.40%	93	4.2183	1.708817

South Carolina	3	9,055,000.00	0.70%	94	4.0551	2.649293

Tennessee	1	1,906,176.47	0.15%	94	4.8800	1.619300

Texas	3	41,873,149.73	3.24%	94	4.1796	2.576043

Virginia	2	1,355,153.15	0.10%	94	4.8400	1.913700

Totals	76	1,293,524,365.38	100.00%	93	4.0523	2.095984

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.5000% or less	5	84,400,000.00	6.52%	94	3.1100	3.160231	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.5001% to 3.7500%	12	229,764,177.00	17.76%	94	3.7113	1.959368	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.7501% to 4.0000%	24	337,437,429.65	26.09%	93	3.8616	2.130714	25 months to 36 months	82	1,293,524,365.38	100.00%	93	4.0523	2.095984
	4.0001% to 4.2500%	18	317,878,017.83	24.57%	93	4.1619	2.130750	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2501% to 4.5000%	6	97,411,352.49	7.53%	93	4.4043	1.978623	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7500%	10	127,008,626.72	9.82%	92	4.6255	2.028304	Totals	82	1,293,524,365.38	100.00%	93	4.0523	2.095984
	4.7501% or greater	7	99,624,761.69	7.70%	92	4.8576	1.481922
	Totals	82	1,293,524,365.38	100.00%	93	4.0523	2.095984
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	120 months or less	82	1,293,524,365.38	100.00%	93	4.0523	2.095984	Interest Only	39	776,787,000.00	60.05%	93	3.8789	2.270373
	121 or greater	0	0.00	0.00%	0	0.0000	0.000000	420 months of less	35	482,351,740.87	37.29%	93	4.3381	1.897838
	Totals	82	1,293,524,365.38	100.00%	93	4.0523	2.095984	421 months or greater	8	34,385,624.51	2.66%	93	3.9588	0.935987
								Totals	82	1,293,524,365.38	100.00%	93	4.0523	2.095984
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		9	212,847,183.91	16.45%	93	3.8967	2.575864				None
	12 months or less	59	959,937,551.12	74.21%	93	4.0981	2.084262
	13 months to 24 months	14	120,739,630.35	9.33%	93	3.9617	1.343217
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	82	1,293,524,365.38	100.00%	93	4.0523	2.095984
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	453012153	RT	Las Vegas	NV	Actual/360	3.74125%	161,062.22	0.00	0.00	N/A	07/01/29	--	50,000,000.00	50,000,000.00	09/01/21
1A	310949706				Actual/360	3.74125%	161,062.22	0.00	0.00	N/A	07/01/29	--	50,000,000.00	50,000,000.00	09/01/21
2	322070002	RT	Orlando	FL	Actual/360	4.86025%	182,059.46	55,674.70	0.00	N/A	05/06/29	--	43,502,858.61	43,447,183.91	08/06/21
2A	322070102				Actual/360	4.86025%	182,059.46	55,674.70	0.00	N/A	05/06/29	--	43,502,858.61	43,447,183.91	08/06/21
3	310946755	OF	San Francisco	CA	Actual/360	3.91225%	218,972.41	0.00	0.00	N/A	05/11/29	--	65,000,000.00	65,000,000.00	09/11/21
3A	310947752				Actual/360	3.91225%	67,376.13	0.00	0.00	N/A	05/11/29	--	20,000,000.00	20,000,000.00	09/11/21
4	310951253	OF	New York	NY	Actual/360	3.11025%	66,951.39	0.00	0.00	N/A	07/06/29	--	25,000,000.00	25,000,000.00	09/06/21
4A	310951249				Actual/360	3.11025%	66,951.39	0.00	0.00	N/A	07/06/29	--	25,000,000.00	25,000,000.00	09/06/21
4B	310951252				Actual/360	3.11025%	46,919.53	0.00	0.00	N/A	07/06/29	--	17,520,000.00	17,520,000.00	09/06/21
4C	310951254				Actual/360	3.11025%	22,602.79	0.00	0.00	N/A	07/06/29	--	8,440,000.00	8,440,000.00	09/06/21
4D	310951255				Actual/360	3.11025%	22,602.79	0.00	0.00	N/A	07/06/29	--	8,440,000.00	8,440,000.00	09/06/21
5	322070005	OF	Princeton	NJ	Actual/360	3.80025%	235,600.00	0.00	0.00	N/A	07/01/29	--	72,000,000.00	72,000,000.00	09/01/21
6	610950365	OF	Pittsburgh	PA	Actual/360	4.19225%	176,879.11	0.00	0.00	N/A	06/11/29	--	49,000,000.00	49,000,000.00	09/11/21
6A	610951031				Actual/360	4.19225%	72,195.56	0.00	0.00	N/A	06/11/29	--	20,000,000.00	20,000,000.00	09/11/21
7	1957165	OF	Morristown	NJ	Actual/360	4.15025%	191,545.56	0.00	0.00	N/A	07/01/29	--	53,600,000.00	53,600,000.00	09/01/21
8	300801920	LO	Newport Beach	CA	Actual/360	3.75025%	169,531.25	0.00	0.00	N/A	07/01/29	--	52,500,000.00	52,500,000.00	09/01/21
9	322070009	OF	Sunnyvale	CA	Actual/360	3.76425%	162,055.08	0.00	0.00	07/06/29	06/06/34	--	50,000,000.00	50,000,000.00	09/06/21
10	610950650	OF	Alhambra	CA	Actual/360	4.22025%	109,016.67	0.00	0.00	N/A	05/11/29	--	30,000,000.00	30,000,000.00	09/11/21
10A	610950651				Actual/360	4.22025%	72,677.78	0.00	0.00	N/A	05/11/29	--	20,000,000.00	20,000,000.00	09/11/21
11	1855245	OF	Hartford	CT	Actual/360	4.39025%	179,888.30	0.00	0.00	N/A	06/01/29	--	47,586,000.00	47,586,000.00	09/01/21
12	310949647	OF	New York	NY	Actual/360	3.84325%	135,679.25	0.00	0.00	N/A	06/11/29	--	41,000,000.00	41,000,000.00	05/11/20
13	300801904	OF	Los Angeles	CA	Actual/360	4.52025%	155,688.89	0.00	0.00	N/A	04/01/29	--	40,000,000.00	40,000,000.00	09/01/21
14	300801919	LO	Orlando	FL	Actual/360	4.11725%	127,405.97	52,963.78	0.00	N/A	07/01/29	--	35,933,289.46	35,880,325.68	03/01/20
15	310950366	OF	New York	NY	Actual/360	3.70025%	95,583.33	0.00	0.00	N/A	05/11/29	--	30,000,000.00	30,000,000.00	09/11/21
16	310949593	OF	Brea	CA	Actual/360	4.66025%	100,458.85	29,245.53	0.00	N/A	05/11/29	--	25,034,740.23	25,005,494.70	09/11/21
17	300801915	RT	St Charles	MO	Actual/360	4.13025%	75,417.67	0.00	0.00	N/A	06/01/29	--	21,206,250.00	21,206,250.00	09/01/21
18	1957584	RT	Spring	TX	Actual/360	3.99025%	58,924.54	0.00	0.00	N/A	07/01/29	--	17,150,000.00	17,150,000.00	09/01/21
19	1855665	IN	Maumelle	AR	Actual/360	4.65025%	60,321.42	19,921.98	0.00	N/A	07/01/29	--	15,064,663.73	15,044,741.75	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
20	322070020	OF	Atlanta	GA	Actual/360	4.18025%	53,991.67	0.00	0.00	N/A	07/01/29	--	15,000,000.00	15,000,000.00	09/01/21
21	300801917	LO	Hershey	PA	Actual/360	4.35025%	51,673.26	19,513.83	0.00	N/A	06/01/29	--	13,794,864.84	13,775,351.01	09/01/21
22	1957013	RT	Plano	TX	Actual/360	4.40025%	53,991.67	0.00	0.00	N/A	07/01/29	--	14,250,000.00	14,250,000.00	09/01/21
23	300801924	MF	New York	NY	Actual/360	3.54025%	42,676.67	0.00	0.00	N/A	07/01/29	--	14,000,000.00	14,000,000.00	09/01/21
24	610948490	RT	Saint Cloud	MN	Actual/360	4.45025%	46,123.55	16,589.44	0.00	N/A	07/11/29	--	12,036,590.92	12,020,001.48	09/11/21
25	1957654	LO	Fayetteville	NC	Actual/360	3.86025%	38,224.72	0.00	0.00	N/A	07/01/29	--	11,500,000.00	11,500,000.00	09/01/21
26	1854236	IN	Brownsville	TX	Actual/360	4.19025%	37,836.23	13,449.31	0.00	N/A	07/01/29	--	10,486,599.04	10,473,149.73	09/01/21
27	300801927	LO	Spring Lake	NC	Actual/360	4.10025%	35,756.19	14,979.64	0.00	N/A	07/01/29	--	10,127,637.42	10,112,657.78	09/01/21
28	310948729	LO	Knightdale	NC	Actual/360	4.70025%	40,308.50	13,111.19	0.00	N/A	06/11/29	--	9,959,547.56	9,946,436.37	09/11/21
29	1957097	MU	New York	NY	Actual/360	4.18025%	35,994.44	0.00	0.00	N/A	07/01/29	--	10,000,000.00	10,000,000.00	09/01/21
30	300801926	MU	New York	NY	Actual/360	3.70025%	29,630.83	0.00	0.00	N/A	07/01/29	--	9,300,000.00	9,300,000.00	09/01/21
31	410949580	MF	Colorado Springs	CO	Actual/360	4.73025%	33,979.40	10,258.21	0.00	N/A	05/11/29	--	8,342,483.81	8,332,225.60	09/11/21
32	410949617	IN	Fairfield	CA	Actual/360	4.10325%	29,678.37	0.00	0.00	N/A	06/11/29	--	8,400,000.00	8,400,000.00	09/11/21
33	1956861	MF	Florence	SC	Actual/360	4.00025%	28,416.67	0.00	0.00	N/A	07/01/29	--	8,250,000.00	8,250,000.00	09/01/21
34	470113560	MF	Forest Hills	NY	Actual/360	4.08025%	26,739.98	6,142.65	0.00	N/A	06/01/29	--	7,611,001.05	7,604,858.40	09/01/21
35	410950285	RT	Temple Terrace	FL	Actual/360	4.23525%	27,824.12	9,742.13	0.00	N/A	06/11/29	--	7,629,725.14	7,619,983.01	09/11/21
36	1856110	RT	Baton Rouge	LA	Actual/360	4.75025%	30,309.78	9,596.24	0.00	N/A	07/01/29	--	7,410,200.52	7,400,604.28	09/01/21
37	470113740	MF	Mount Kisco	NY	Actual/360	3.80025%	23,582.26	11,364.54	0.00	N/A	06/01/29	--	7,206,801.77	7,195,437.23	09/01/21
38	322070038	RT	Juneau	AK	Actual/360	4.72025%	28,959.17	0.00	0.00	N/A	06/01/29	--	7,125,000.00	7,125,000.00	09/01/21
39	1957251	RT	Gurnee	IL	Actual/360	4.64025%	27,646.25	0.00	0.00	N/A	07/01/29	--	6,919,250.00	6,919,250.00	09/01/21
40	610949810	IN	Newark	CA	Actual/360	4.03525%	22,237.33	0.00	0.00	N/A	06/11/29	--	6,400,000.00	6,400,000.00	09/11/21
41	300801922	MU	San Diego	CA	Actual/360	4.50025%	24,083.12	0.00	0.00	N/A	07/01/29	--	6,215,000.00	6,215,000.00	09/01/21
42	470114250	MF	Woodside	NY	Actual/360	3.59025%	18,907.31	8,905.31	0.00	N/A	07/01/29	--	6,116,122.14	6,107,216.83	09/01/21
43	470113860	MF	New York	NY	Actual/360	3.92025%	20,253.33	0.00	0.00	N/A	07/01/29	--	6,000,000.00	6,000,000.00	09/01/21
44	470114390	MF	Kew Gardens	NY	Actual/360	3.54025%	17,571.61	9,505.22	0.00	N/A	07/01/29	--	5,764,332.86	5,754,827.64	09/01/21
45	470113790	MF	Jackson Heights	NY	Actual/360	4.06025%	19,676.29	4,570.19	0.00	N/A	06/01/29	--	5,628,049.62	5,623,479.43	09/01/21
46	470113840	MF	Long Beach	NY	Actual/360	3.93025%	17,790.26	4,440.50	0.00	N/A	06/01/29	--	5,256,908.76	5,252,468.26	09/01/21
47	1957298	RT	Oceanside	CA	Actual/360	3.95025%	17,006.94	0.00	0.00	N/A	07/01/29	--	5,000,000.00	5,000,000.00	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
48	300801918	LO	Sarasota	FL	Actual/360	4.80025%	19,344.25	5,997.09	0.00	N/A	07/01/29	--	4,680,061.33	4,674,064.24	09/01/21
49	610950099	RT	Bullhead City	AZ	Actual/360	4.56025%	18,302.94	6,316.94	0.00	N/A	06/11/29	--	4,661,190.96	4,654,874.02	09/11/21
50	470113960	MF	Great Neck	NY	Actual/360	3.93025%	13,536.67	0.00	0.00	N/A	07/01/29	--	4,000,000.00	4,000,000.00	09/01/21
51	470113940	MF	Rockville Centre	NY	Actual/360	3.93025%	13,251.92	3,291.90	0.00	N/A	07/01/29	--	3,915,860.23	3,912,568.33	09/01/21
52	300801921	OF	Fort Wayne	IN	Actual/360	4.15025%	13,588.66	0.00	0.00	N/A	07/01/29	--	3,802,500.00	3,802,500.00	09/01/21
53	470113720	MF	Forest Hills	NY	Actual/360	3.73025%	11,608.75	3,239.53	0.00	N/A	06/01/29	--	3,614,245.10	3,611,005.57	09/01/21
54	322070054	RT	Oxford	MS	Actual/360	4.50025%	13,814.38	0.00	0.00	N/A	07/01/29	--	3,565,000.00	3,565,000.00	09/01/21
55	470114340	MF	Kew Gardens	NY	Actual/360	3.67025%	11,060.97	0.00	0.00	N/A	07/01/29	--	3,500,000.00	3,500,000.00	09/01/21
56	470113690	MF	Mamaroneck	NY	Actual/360	3.99025%	11,306.81	5,001.08	0.00	N/A	06/01/29	--	3,290,850.77	3,285,849.69	09/01/21
57	470113880	MF	Jackson Heights	NY	Actual/360	4.10025%	11,147.19	2,532.59	0.00	N/A	06/01/29	--	3,157,346.39	3,154,813.80	09/01/21
58	470114430	MF	Forest Hills	NY	Actual/360	3.71025%	9,057.94	2,544.54	0.00	N/A	07/01/29	--	2,835,281.68	2,832,737.14	09/01/21
59	1957423	RT	Thornton	CO	Actual/360	4.85025%	12,090.65	0.00	0.00	N/A	08/01/29	--	2,895,000.00	2,895,000.00	09/01/21
60	470113480	MF	Astoria	NY	Actual/360	3.93025%	9,113.89	4,140.99	0.00	N/A	06/01/29	--	2,693,096.62	2,688,955.63	09/01/21
61	610948890	RT	Various	Various	Actual/360	4.62025%	10,264.10	0.00	0.00	N/A	06/11/29	--	2,580,000.00	2,580,000.00	09/11/21
62	470113980	MF	Rockville Centre	NY	Actual/360	3.93025%	8,629.63	0.00	0.00	N/A	07/01/29	--	2,550,000.00	2,550,000.00	09/01/21
63	470113620	MF	Great Neck	NY	Actual/360	3.90025%	8,045.68	2,041.97	0.00	N/A	06/01/29	--	2,395,735.55	2,393,693.58	09/01/21
64	470113670	MF	Forest Hills	NY	Actual/360	3.56025%	6,627.55	3,551.46	0.00	N/A	07/01/29	--	2,161,941.28	2,158,389.82	09/01/21
65	322070065	MH	Dallas	NC	Actual/360	3.92025%	7,427.07	0.00	0.00	N/A	07/01/29	--	2,200,250.00	2,200,250.00	09/01/21
66	470114140	MF	Brooklyn	NY	Actual/360	3.80025%	6,614.15	3,170.95	0.00	N/A	07/01/29	--	2,021,301.85	2,018,130.90	09/01/21
67	1956798	RT	Sparta	TN	Actual/360	4.88025%	8,020.28	2,404.48	0.00	N/A	07/01/29	--	1,908,580.95	1,906,176.47	09/01/21
68	600949984	98	Cary	NC	Actual/360	4.89025%	8,000.58	0.00	0.00	N/A	06/11/29	--	1,900,000.00	1,900,000.00	09/11/21
69	470113950	MF	Lynbrook	NY	Actual/360	3.93025%	6,091.50	0.00	0.00	N/A	07/01/29	--	1,800,000.00	1,800,000.00	09/01/21
70	470113970	MF	Rockville Centre	NY	Actual/360	3.93025%	5,245.46	0.00	0.00	N/A	07/01/29	--	1,550,000.00	1,550,000.00	09/01/21
71	470113770	MF	Tuckahoe	NY	Actual/360	3.89025%	4,831.34	2,235.09	0.00	N/A	06/01/29	--	1,442,311.12	1,440,076.03	09/01/21
72	300801929	MH	Various	VA	Actual/360	4.84025%	5,655.16	1,724.04	0.00	N/A	07/01/29	--	1,356,877.20	1,355,153.16	09/01/21
73	470114060	MF	New York	NY	Actual/360	3.92025%	4,219.44	0.00	0.00	N/A	07/01/29	--	1,250,000.00	1,250,000.00	09/01/21
Totals							4,515,255.90	413,841.74	0.00				1,293,938,207.12	1,293,524,365.38
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	52,113,244.00	12,485,380.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	11,718,288.00	01/01/20	09/30/20	--	0.00	0.00	237,546.86	237,546.86	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	237,546.86	237,546.86	0.00	0.00
3	20,990,932.82	13,254,783.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	110,814,000.00	55,325,000.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,983,631.72	2,842,519.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	12,613,571.89	12,642,260.12	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,875,720.69	1,384,667.98	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,345,215.55	3,577,182.18	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	36,521,966.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	13,882,583.83	9,237,991.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	5,860,331.85	3,144,611.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,440,545.00	878,855.00	01/01/20	06/30/20	09/14/21	928,529.86	99,820.79	132,147.30	2,133,075.11	274,835.27	0.00
13	12,459,104.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	5,687,671.00	0.00	--	--	10/13/20	0.00	32,387.86	179,963.78	3,243,880.48	480,818.86	0.00
15	6,998,035.92	4,226,605.51	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,089,558.72	1,356,066.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,320,873.00	801,605.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,661,663.00	964,752.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,836,846.23	1,004,330.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
20	3,879,094.81	1,772,056.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	99,736.69	128,869.49	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,603,340.64	1,428,010.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	41,313.00	30,787.17	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,202,571.81	604,123.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,073,225.59	2,104,228.79	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,410,799.00	821,334.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,056,857.08	1,473,546.33	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	873,122.99	792,773.83	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	421,674.65	149,702.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	962,339.11	977,958.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,256,844.14	738,773.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	827,157.40	400,196.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	879,024.69	473,562.91	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	328,414.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
35	957,873.03	559,211.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	876,328.00	470,225.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	381,027.00	467,073.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
38	974,177.67	233,597.94	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	455,745.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	499,820.63	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
41	403,074.39	120,826.70	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	124,400.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
43	401,751.00	163,906.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
44	280,080.00	418,645.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	260,075.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
46	206,845.00	206,845.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
47	430,435.07	165,501.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
48	343,545.00	870,342.80	10/01/19	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
49	618,433.21	266,260.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	204,206.00	164,168.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
51	260,753.00	262,009.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
52	610,561.48	212,473.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	88,642.00	363,754.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
54	378,258.47	170,067.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	209,752.00	264,467.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
56	369,821.00	393,353.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
57	139,631.00	165,970.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	127,560.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
59	244,745.55	166,945.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	76,311.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
61	233,145.00	58,286.25	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	163,475.00	179,845.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
63	(124,222.00)	120,784.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
64	107,328.00	135,747.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
65	318,419.90	153,862.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	214,686.00	199,637.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
67	217,327.15	112,790.91	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	70,000.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
69	65,301.00	71,745.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
70	102,522.00	127,445.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	73,270.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
72	175,786.60	43,177.21	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
73	0.00	53,452.00	11/29/19	02/28/20	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	329,936,305.99	156,118,833.39				928,529.86	132,208.65	787,204.80	5,852,049.31	755,654.13	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	2	76,880,325.68	0	0.00	0	0.00	1	35,880,325.68	0	0.00	0	0.00	4.052256%	4.000775%	93
08/17/21	0	0.00	0	0.00	2	76,933,289.46	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.052375%	4.000870%	94
07/16/21	0	0.00	0	0.00	2	76,986,066.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.052494%	4.000964%	95
06/17/21	0	0.00	0	0.00	2	77,042,764.13	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.052627%	4.001071%	96
05/17/21	2	87,348,668.06	0	0.00	2	77,095,154.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.052745%	4.001164%	97
04/16/21	1	4,705,046.57	0	0.00	2	77,151,478.99	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.052860%	4.001252%	98
03/17/21	1	4,710,916.12	0	0.00	2	77,203,484.76	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.052964%	4.018226%	99
02/18/21	1	4,718,641.20	0	0.00	2	77,267,707.18	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.053100%	4.018352%	100
01/15/21	1	4,724,454.79	0	0.00	2	77,319,302.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.053202%	4.018446%	101
12/17/20	1	4,730,244.45	0	0.00	2	77,370,715.13	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.053304%	4.018539%	102
11/18/20	1	4,736,639.23	0	0.00	2	77,426,097.83	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.053417%	4.018643%	103
10/19/20	1	4,742,378.74	0	0.00	2	77,477,133.34	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.053518%	4.018735%	104
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	322070002	08/06/21	0	B	237,546.86	237,546.86	0.00	43,502,858.61	04/06/21	13
2A	322070102	08/06/21	0	B	237,546.86	237,546.86	0.00	43,502,858.61	04/06/21	13
12	310949647	05/11/20	15	6	132,147.30	2,133,075.11	907,965.61	41,000,000.00	08/14/20	2
14	300801919	03/01/20	17	6	179,963.78	3,243,880.48	559,774.95	36,841,760.37	07/02/20	1
Totals					787,204.80	5,852,049.31	1,467,740.56	164,847,477.59
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		1,293,524,365	1,216,644,040	76,880,326		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	1,293,524,365	1,216,644,040	0	0	76,880,326	0
Aug-21	1,293,938,207	1,217,004,918	0	0	76,933,289	0
Jul-21	1,294,350,478	1,217,364,412	0	0	76,986,066	0
Jun-21	1,294,776,567	1,217,733,803	0	0	77,042,764	0
May-21	1,295,153,807	1,130,709,985	87,348,668	0	77,095,154	0
Apr-21	1,295,534,381	1,213,677,856	4,705,047	0	77,151,479	0
Mar-21	1,295,879,960	1,213,965,559	4,710,916	0	77,203,485	0
Feb-21	1,296,325,147	1,214,338,799	4,718,641	0	77,267,707	0
Jan-21	1,296,667,710	1,214,623,953	4,724,455	0	77,319,302	0
Dec-20	1,297,008,968	1,214,908,008	4,730,244	0	77,370,715	0
Nov-20	1,297,382,698	1,215,219,961	4,736,639	0	77,426,098	0
Oct-20	1,297,721,231	1,215,501,719	4,742,379	0	77,477,133	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	322070002	43,447,183.91	43,502,858.61	268,600,000.00	03/01/19	11,446,398.00	1.33740	09/30/20	05/06/29	331
2A	322070102	43,447,183.91	43,502,858.61		--	16,650,622.88	1.43000	--	05/06/29	331
12	310949647	41,000,000.00	41,000,000.00	45,000,000.00	10/01/20	822,014.00	1.03190	06/30/20	06/11/29	I/O
14	300801919	35,880,325.68	36,841,760.37	42,800,000.00	08/25/20	4,996,301.00	2.30830	12/31/19	07/01/29	333
Totals		163,774,693.50	164,847,477.59	356,400,000.00		33,915,335.88

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	322070002	RT	FL	04/06/21	13

The loan transferred to Special Servicing on 4/2/21 for an imminent non-monetary default. On 6/13/21 the guarantor filed for Chapter 11 Bankruptcy. In May 2021 the Borrower and Lender entered into a Forbearance Agreement allowing additional time to cure the bankruptcy default. The loan is secured by a 691,265 sf retail center located in Orlando, FL. The property is approximately 96% occupied and the loan is current.

2A	322070102	Various	Various	04/06/21	13
Loan# 322070102 (NOTE A2B)is being transferred to KeyBank Real Estate Capital as Special Servicer effective April 06, 2021 due to Imminent Non-Monetary Default.

12	310949647	OF	NY	08/14/20	2

Loan transferred on 8/14/20 for Delinquent Payments. Notice of Default was sent on 8/19/20. Subject is a 12-story, 98K NRSF office building with ground floor retail located in Midtown Manhattan. Legal counsel was retained to file for foreclosure and/ or receivership. Loan was accelerated on 12/29/20. The State of New York extended the moratorium on foreclosure actions through 8/31/21. Upon the moratorium being lifted, Lender will dual track the foreclosure process while discussing workout alternatives with Borrower.

14	300801919	LO	FL	07/02/20	1

The collateral consists of a 297-room Marriott Downtown Orlando hotel built in 1986 and located in Orlando, FL. The Loan transferred SS on 7/13/2020 due to delinquent payments as a result of the impact of COVID-19. The Property features a

Franchise Agreement w/ Marriott that expires 11/2035. Borrower and Lender have agreed to a Loan Modification, which will bring the Loan current on all interest payments and provide an interest only period. Documentation in process.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
14	300801919	0.00	4.11753%	0.00	4.11753%	9	08/26/21	04/01/20	--
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	8,826.39	0.00	0.00	3,068.74	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	7,735.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	16,562.03	0.00	0.00	3,068.74	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		19,630.77

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 29 of 29